S000038959 [Member] Expense Example - Midas Special Opportunities - Midas Special Opportunities	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 347
Expense Example, with Redemption, 3 Years	1,056
Expense Example, with Redemption, 5 Years	1,788
Expense Example, with Redemption, 10 Years	$ 3,721